Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMPREHENSIVE LOSS
Net loss		$ (122,375)	$ (168,214)	$ (145,279)
Other comprehensive income/(loss):
(Loss)/gain associated with pensions		(3,058)	3,581	157
Share of other comprehensive income of affiliates	[1]	(3,296)	(24,324)	1,616
Other comprehensive income		(6,354)	(20,743)	1,773
Comprehensive loss		(128,729)	(188,957)	(143,506)
Comprehensive loss attributable to:
Stockholders of Golar LNG Limited		(218,310)	(252,171)	(177,930)
Noncontrolling interests		$ 89,581	$ 63,214	$ 34,424

[1]	No tax impact for the years ended December 31, 2019, 2018 and 2017.